INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2012
INCOME TAX EXPENSE
NOTE 9 - INCOME TAX EXPENSE

The components of income tax expense are as follows for the years ended December 31:

	2012	2011
	(In Thousands)
Current:
Federal	$541	$(414)
State	2	2
	543	(412)

Deferred:
Federal	164	513
State	-	315
	164	828
Total income tax expense	$707	$416

The reasons for the differences between the statutory federal income tax rate and the effective tax rates are summarized as follows for the years ended December 31:

	2012	2011
	% of	% of
	Income	Income
Federal income tax at statutory rate	34.0%	34.0%
Increase (decrease) in tax resulting from:
Tax-exempt income	(9.2)	(17.1)
Other	0.9	(1.3)
State tax expense, net of federal tax benefit	0.0	15.8
Effective tax rates	25.7%	31.4%

The Company had gross deferred tax assets and gross deferred tax liabilities as follows as of December 31:

	2012	2011
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$753	$725
Deferred compensation	181	125
Impairment of operating lease	39	54
Writedown of securities	4	-
Restricted stock awards	12	-
Other	57	46
Alternative minimum tax carryforward	368	116
Gross deferred tax assets	1,414	1,066

Deferred tax liabilities:
Depreciation	(131)	(21)
Deferred loan costs/fees	(286)	(164)
Mortgage servicing rights	(280)	-
Net unrealized holdings gain on available-for-sale securities	(581)	(369)
Gross deferred tax liabilities	(1,278)	(554)
Net deferred tax asset	$136	$512

Deferred tax assets as of December 31, 2012 and 2011 have not been reduced by a valuation allowance because management believes that it is more likely than not that the full amount of deferred taxes will be realized.

As of December 31, 2012, the Company had no operating loss carryovers for income tax purposes.

It is the Company’s policy to provide for uncertain tax positions and the related interest and penalties based upon management’s assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities.  As of December 31, 2012 and 2011, there were no material uncertain tax positions related to federal and state income tax matters.  The Company is currently open to audit under the statute of limitations by the Internal Revenue Service and state taxing authorities for the years ended December 31, 2008 through December 31, 2012.

In January of 2011, the Bank formed a subsidiary Passive Investment Company (PIC).  Under State of Connecticut statutes, such a company is not subject to Connecticut corporation business taxes.  Provided that the Bank meets the mandated statutory requirements the Company’s Connecticut corporation business taxes should be significantly reduced or eliminated.  During 2011, net income was negatively impacted by approximately $315,000, consisting of certain non-recurring charges incurred in establishing the PIC.